Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis Of Presentation [Abstract]
Schedule of Company's subsidiaries and variable interest entities
Name	Domicile and date of incorporation	Registered capital		Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $	100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$	10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB	45,000,000	Contractual arrangements
Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
JSJ	PRC October 29, 2009	USD $100,000	100%	Holding company

Yew Bio-Pharm (HK)	Hong Kong November 29, 2010	HK $10,000	100%	Holding company of JSJ

HDS	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts